Supplement to the
Fidelity Freedom Funds®
May 24, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information supplements the information found in the "Buying Shares" section beginning on page 41.

Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

The following information supplements the information found in the "Selling Shares" section on page 42.

  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Exchanging Shares" section on page 43.

  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

FF-03-02 October 1, 2003
1.708110.129

The following information supplements the information found in the "Features and Policies" section beginning on page 43.

You may be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Supplement to the
Fidelity Advisor Freedom FundsSM
Class A, Class T, Class B, and Class C, July 22, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information supplements the information found in the "Buying Shares" section beginning on page 31.

  Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

The following information supplements the information found in the "Selling Shares" section beginning on page 34.

  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

AFF-03-01 October 1, 2003
1.790697.100

The following information supplements the information found in the "Exchanging Shares" section beginning on page 37.

  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Account Features and Policies" section beginning on page 38.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Supplement to the
Fidelity Advisor Freedom FundsSM
Institutional Class
July 22, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information supplements the information found in the "Buying Shares" section beginning on page 27.

  Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

The following information replaces the eighth paragraph under the heading "Buying Shares" in the "Buying and Selling Shares" section beginning on page 27.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager; and

The following information replaces similar information found under the "Minimums" table in the "Buying and Selling Shares" section beginning on page 29.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory ServicesSM , (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, (iii) a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, each fund may waive or lower purchase minimums in other circumstances.

The following information supplements the information found in the "Selling Shares" section beginning on page 31.

  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Exchanging Shares" section beginning on page 33.

  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

AFFI-03-01 October 1, 2003
1.790698.100

The following information supplements the information found in the "Account Features and Policies" section beginning on page 34.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.